Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations
Our contractual obligations as of December 31, 2015 can be summarized as follows:

Payments due by period	Total	1 year	2 year	3 year	4 year	5 year	After 5 years
(in thousands)	EUR	EUR	EUR	EUR	EUR	EUR	EUR

Long-Term Debt Obligations, including interest expense [1]	1,266,151	44,908	283,058	54,155	27,075	27,075	829,880
Operating Lease Obligations	99,004	35,159	20,711	15,595	12,814	7,336	7,389
Purchase Obligations	2,121,418	1,841,942	133,637	113,277	6,171	11,328	15,063
Total Contractual Obligations [2]	3,486,573	1,922,009	437,406	183,027	46,060	45,739	852,332

1.	See Note 14 to our Financial Statements for the amounts excluding interest expense.

2.	We have excluded unrecognized tax benefits for an amount of EUR 96.5 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.